Income Taxes - Undistributed Earnings and Foreign Location Information (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Taxes.
Income tax benefits attributable to reduced tax rates or exemptions in foreign locations	$ 228	$ 142	$ 114
EPS impact of reduced tax rates or exemptions in foreign locations (in dollars per diluted share)	$ 0.37	$ 0.23	$ 0.18
Undistributed earnings of non-U.S. subsidiaries	$ 15,000